Income taxes - Income Tax Expense (Recovery) By Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 94,912	$ 32,776
Türkiye
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	91,744	(1,251)
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	3,168	33,721
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 0	$ 306